Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [abstract]
Summary of Intangible Assets

	Balance at 12/31/2020	Additions (a)	Disposals (b)	Transfers	Effects of hyperinflation (IAS 29)	Effects of changes in foreign exchange rates (IAS 21)	Business combination	Balance at 12/31/2021

Cost
Goodwill - acquisition of subsidiaries	654,044	349	(8,630)	—	—	46	5,070,034	5,715,843
Customer relationship	155,101	2,150	—	—	—	(154)	1,491,973	1,649,070
Trademark use right	12,491	—	—	—	—	—	—	12,491
Trademarks and patents	3,728	1,549	(13)	—	—	—	227,718	232,982
Software	204,649	204,316	(18,660)	25,167	368	(1,435)	540,381	954,786
Licenses for use - payment arrangements	25,250	15,104	—	(3,669)	—	—	—	36,685
Operating license	—	—	—	—	—	(352)	7,121	6,769
Exclusivity right	38,827	—	—	—	—	—	(38,827)	—
Software in progress	26,246	35,552	(8,910)	(21,498)	—	—	—	31,390
Right-of-use assets - Software	66,837	5,626	—	—	—	—	—	72,463
	1,187,173	264,646	(36,213)	—	368	(1,895)	7,298,400	8,712,479
Amortization
Customer relationship	(50,543)	(53,114)	—	—	—	104	—	(103,553)
Trademark use right	(12,491)	—	—	—	—	—	—	(12,491)
Trademarks and patents	(793)	2,741	—	—	—	—	—	1,948
Software	(55,508)	(109,836)	1,212	(2,867)	—	266	—	(166,733)
Licenses for use - payment arrangements	(13,295)	(943)	—	2,867	—	—	—	(11,371)
Operating license	—	(5,790)	—	—	—	278	—	(5,512)
Exclusivity right	(647)	647	—	—	—	—	—	—
Right-of-use assets - Software	(14,010)	(30,444)	—	—	—	—	—	(44,454)
	(147,287)	(196,739)	1,212	—	—	648	—	(342,166)
Intangible assets, net	1,039,886	67,907	(35,001)	—	368	(1,247)	7,298,400	8,370,313

(a)	Of the total software additions, R$11,271 refers to Nodis asset acquisition (Note 29.3). The estimated useful life is 10 years.
(b)	Of the total disposals, R$2,407 refers to the sale of Linked (Note 2.1 (a)).

Summary of CGU's	The table below presents a description of the GCU’s:

CGU	Goodwill allocated	Indefinite useful-life intangible assets allocated	Description

CGU 1 – Linx Group	5,037,584	214,579	This CGU comprise all the companies acquired in the business combination with Linx. The Group considers that these companies represent a stand-alone separate business, as well have synergies in infrastructure, development, and commercial design.
CGU 2 – Technology enterprises	203,009	6,637	In this CGU are included the technology companies that aim to provide new offers to customers related to the technology platform of the Group. This CGU includes operating companies and their respective holding companies.
CGU 3 – Questor	16,726	5,734	This CGU comprises only Questor, which is considered by the Group as a technology enterprise, but without synergies and correlated business with the companies included in the CGU 2. Due to that, is treated as a separate CGU.
CGU 4 – Creditinfo Caribbean	24,179	—	Due to the specificity of credit bureau services provided by the Creditinfo Caribbean and its independence of the other Group’s companies, Creditinfo Caribbean is considered a separate CGU.
CGU 5 – Financial assets register	—	—	This CGU comprises only TAG, which activity is related to financial assets registration. Due to the specific service provided by this company and its independence of the other Group’s companies, the Group considers TAG as a separate CGU.
CGU 6 – Financial solutions	434,342	14,481	Companies related to financial solutions are included in this CGU. The Group considers these companies as a CGU due the integrated financial solutions provided by them, as capture, processing, transmission, and financial liquidation of transactions with debit and credit card, among other services. This CGU includes operating companies and their respective holding companies.